Employee Benefits - Pension Plans with Benefit Obligations in Excess of Plan Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Pension Plans [Member]
Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$ 528	$ 692
Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	487	631
Postretirement Welfare Plan [Member]
Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	$ 24	$ 34